Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 580	$ 606	$ 500
Defined Contribution Pension Plan	18	19	16
Defined Benefit Pension Plan and OPEB	12	8	11
Stock-Based Compensation Expense (Note 30)	9	(6)	47
Termination Benefits	63	19	19
Employee Salaries and Benefit Expenses	$ 682	$ 646	$ 593